SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued bonus	$ 1,894	$ 0
Accrued drilling costs	2,407	1,331
Revenue payable	3,310	1,313
Accrued costs related to divestiture of DJ Basin properties	584	0
Accrued payroll tax withholding	237	0
Other accrued liabilities	718	62
Total accrued expenses	$ 9,150	$ 2,706	$ 3,496